FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Current Available-for-Sale Marketable Securities (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 24,947
Gross Unrealized Gains	1
Gross Unrealized Losses	(1)
Fair Value	24,947
Treasury discount notes
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	24,947
Gross Unrealized Gains	1
Gross Unrealized Losses	(1)
Fair Value	$ 24,947